FINANCE LEASE LIABILITY AND OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	2019	2018
Unamortized sellers' credit	—	3,282
Other items	4	4
	4	3,286

Schedule of Finance Leases

(in thousands of $)	2019	2018
Finance lease liability, current portion	68,874	67,793
Finance lease liability, long-term portion	1,037,553	1,104,258
	1,106,427	1,172,051

Schedule of Future Minimum Lease Payments
The Company's future minimum lease liability under the non-cancellable finance leases are as follows:

Year ending December 31,	(in thousands of $)
2020	128,424
2021	126,726
2022	126,726
2023	126,726
2024	485,999
Thereafter	490,801
Total finance lease liability	1,485,402
Less: imputed interest payable	(378,975)
Present value of finance lease liability	1,106,427
Less: current portion	(68,874)
Finance lease liability, long-term portion	1,037,553